Main items related to operating activities - Inventories, Components (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Inventories
Crude oil and natural gas	$ 3,214	$ 1,817	$ 2,367
Refined products	5,361	3,845	5,281
Chemicals products	1,421	1,228	1,357
Trading inventories	6,501	5,130	5,500
Other inventories	3,455	2,710	2,627
TOTAL	19,952	14,730	17,132
Gross value/Cost
Inventories
Crude oil and natural gas	3,221	1,818	2,381
Refined products	5,411	3,913	5,326
Chemicals products	1,519	1,330	1,448
Trading inventories	6,501	5,130	5,500
Other inventories	4,538	3,824	3,651
TOTAL	21,190	16,015	18,306
Valuation allowance/Cumulative impairments
Inventories
Crude oil and natural gas	(7)	(1)	(14)
Refined products	(50)	(68)	(45)
Chemicals products	(98)	(102)	(91)
Other inventories	(1,083)	(1,114)	(1,024)
TOTAL	$ (1,238)	$ (1,285)	$ (1,174)	$ (1,343)
Refining & Chemicals
Main items related to operating activities
Turnover period for petroleum product inventories	2 months